Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net income	$ 354.0	$ 247.1	$ 822.6	$ 456.9
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion and depreciation	84.0	64.0	161.9	132.4
Share-based compensation expenses	1.0	1.0	2.1	3.1
Impairment loss (reversal)		(4.1)		(4.1)
Gain on buy-back of royalty and stream interests			(63.8)
Unrealized foreign exchange gain	(2.5)	(5.2)	(3.8)	(11.2)
Deferred income tax expense	36.1	37.2	69.8	46.3
Loss (gain) on sale of gold and silver bullion (Note 7)	1.0	(42.2)	(2.1)	(49.3)
(Gain) loss on derivative financial instruments	(4.1)	(5.7)	(15.1)	(5.6)
Other non-cash items	0.1	0.4	(0.1)
Gold and silver bullion from royalties received in-kind	(50.3)	(10.9)	(97.7)	(30.1)
Proceeds from sale of gold and silver bullion	59.8	147.1	74.9	177.3
Receipt of deposits and interest from Canada Revenue Agency			49.5
Increase in other assets			(8.2)
Increase (decrease) in non-current income tax liabilities	9.2	(13.5)	(12.2)	(6.8)
Operating cash flows before changes in non-cash working capital	488.3	415.2	977.8	708.9
Changes in non-cash working capital:
Decrease in receivables	30.0	13.5	4.4	5.1
Increase in other current assets	(0.7)	(20.0)	(3.9)	(11.1)
(Decrease) Increase in accounts payable and accrued liabilities	(10.4)	1.4	(6.1)	4.7
(Decrease) increase in current income tax liabilities	(24.7)	20.2	30.7	11.6
Net cash provided by operating activities	482.5	430.3	1,002.9	719.2
Cash flows used in investing activities
Acquisition of royalty, stream and working interests	(80.3)	(1,360.4)	(529.7)	(1,865.6)
Proceeds from buy-back of royalty interest			97.5
Acquisition of investments	(19.8)	(3.0)	(55.1)	(55.3)
Loan advanced to Life of Mine Investments Inc.	(17.8)		(17.8)
Repayment of loan receivable from EMX Royalty Corporation		10.0		10.0
Proceeds from sale of investments	16.9	15.8	16.9	25.5
Acquisition of gold bullion from buy-back of stream interest			(10.2)
Acquisition of energy well equipment	(0.3)	(0.4)	(0.6)	(1.6)
Acquisition of property and equipment	(0.1)	(0.1)	(0.3)	(2.1)
Net cash used in investing activities	(101.4)	(1,338.1)	(499.3)	(1,889.1)
Cash flows used in financing activities
Payment of dividends	(80.6)	(67.0)	(161.1)	(137.2)
Capitalized debt issue costs	(0.8)		(1.5)
Proceeds from exercise of stock options	0.2	0.9	0.6	4.3
Net cash used in financing activities	(81.2)	(66.1)	(162.0)	(132.9)
Effect of exchange rate changes on cash and cash equivalents	(0.4)	6.1	1.7	11.8
Net change in cash and cash equivalents	299.5	(967.8)	343.3	(1,291.0)
Cash and cash equivalents at beginning of period	714.7	1,128.1	670.9	1,451.3
Cash and cash equivalents at end of period	1,014.2	160.3	1,014.2	160.3
Supplemental cash flow information:
Income taxes paid	89.3	45.7	147.4	93.2
Dividend income received	1.5	2.2	3.1	5.5
Interest and standby fees paid	$ 0.6	$ 0.4	$ 1.4	$ 1.4